SUBSEQUENT EVENTS (Details) - Convertible Debt $ in Thousands	Jan. 01, 2023 USD ($) shares
SUBSEQUENT EVENTS
Amount of debt converted | $	$ 1,000
Common shares issued | shares	285,042